Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 88,659
Capital work-in-progress		7,480			₨ 6,323
Ending balance		81,608		$ 979	88,659
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		196,357			191,932
Additions		9,476			24,388
Additions through Business combination (Refer to Note 7)		374			373
Disposals		(26,855)			(22,421)
Translation adjustment		341			2,085
Ending balance		179,693			196,357
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		114,021			117,322
Depreciation and impairment		16,184			16,926
Disposals		(24,915)			(21,834)
Translation adjustment		275			1,607
Ending balance		105,565			114,021
Land [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,860			4,813
Additions		0			40
Additions through Business combination (Refer to Note 7)		0			0
Disposals		(486)			(3)
Translation adjustment		1			10
Ending balance		4,375			4,860
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0			0
Depreciation and impairment		0			0
Disposals		0			0
Translation adjustment		0			0
Ending balance		0			0
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		47,700			40,686
Additions		428			7,269
Additions through Business combination (Refer to Note 7)		0			7
Disposals		(1,174)			(435)
Translation adjustment		70			173
Ending balance		47,024			47,700
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,927			10,003
Depreciation and impairment		1,490			1,217
Disposals		(683)			(395)
Translation adjustment		41			102
Ending balance		11,775			10,927
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	117,732			123,471
Additions	[1]	6,975			12,191
Additions through Business combination (Refer to Note 7)	[1]	373			357
Disposals	[1]	(22,815)			(20,016)
Translation adjustment	[1]	248			1,729
Ending balance	[1]	102,513			117,732
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	85,501			90,465
Depreciation and impairment	[1]	11,856			13,305
Disposals	[1]	(22,019)			(19,655)
Translation adjustment	[1]	211			1,386
Ending balance	[1]	75,549			85,501
Furniture and fixtures [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,086			15,386
Additions		1,716			3,917
Additions through Business combination (Refer to Note 7)		0			6
Disposals		(1,586)			(1,325)
Translation adjustment		17			102
Ending balance		18,233			18,086
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,520			10,814
Depreciation and impairment		2,193			1,794
Disposals		(1,444)			(1,158)
Translation adjustment		18			70
Ending balance		12,287			11,520
Office Equipment [Member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,818			7,259
Additions		354			964
Additions through Business combination (Refer to Note 7)		1				[2]
Disposals		(663)			(474)
Translation adjustment		4			69
Ending balance		7,514			7,818
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,928			5,743
Depreciation and impairment		638			600
Disposals		(639)			(463)
Translation adjustment		5			48
Ending balance		5,932			5,928
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		161			317
Additions		3			7
Additions through Business combination (Refer to Note 7)		0			3
Disposals		(131)			(168)
Translation adjustment		1			2
Ending balance		34			161
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		145			297
Depreciation and impairment		7			10
Disposals		(130)			(163)
Translation adjustment			[2]		1
Ending balance		₨ 22			₨ 145

[1]	Including net carrying value of computer equipment and software amounting to ₹ 22,425 and ₹ 17,553, as at March 31, 2023 and 2024, respectively.
[2]	^ Value is less than 1